Financial assets at fair value through profit or loss - Designated as at fair value through profit or loss (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Designated at fair value through profit or loss	€ 5,740	€ 5,775
Loans and receivables
Disclosure of fair value measurement of assets [line items]
Designated at fair value through profit or loss	1,022	1,306
- Debt securities
Disclosure of fair value measurement of assets [line items]
Designated at fair value through profit or loss	€ 4,718	€ 4,470